Document and Entity Information	Nov. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001772695
Document Type	8-K
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	Sunnova Energy International Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38995
Entity Tax Identification Number	30-1192746
Entity Address, Address Line One	20 East Greenway Plaza
Entity Address, Address Line Two	Suite 540
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	(281)
Local Phone Number	985-9904
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	NOVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false